Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Apr. 01, 2018
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables		¥ 78,346	¥ 68,927
Customer contract liabilities	[1]	¥ 3,880	¥ 3,792

[1]	Customer contract liabilities primarily represent rise from investment advisory services recognized in connection with the term of the contract based on time elapsed.